Pay vs Performance Disclosure	12 Months Ended
Dec. 31, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
In August 2022, the SEC adopted final pay-versus-performance rules that require registrants to disclose information reflecting the relationship between executive compensation actually paid by a registrant and the registrant’s financial performance. The rules implement a requirement mandated by the Dodd-Frank Act. Disclosure pursuant to such rules is not included herein because we are externally managed and do not have any employees. Our executive officers are employees of an affiliate of the Manager and do not receive cash or equity compensation from us. While the Management Agreement between us and the Manager requires us to reimburse the Manager for a portion of the total compensation paid by the Manager or its affiliates to Mr. Briggs, our Chief Financial Officer, based on his percentage of time spent managing our affairs, we do not determine what our executive officers are paid by the Manager or its affiliates.